Receivables (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	Oct. 02, 2015	Apr. 03, 2015	Mar. 28, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable		$ 711,460	$ 721,005
Allowances for doubtful accounts	$ (14,337)	(14,733)	(16,099)
Total receivables, net	$ 471,986	696,727	704,906
Unbilled recoverable amounts primarily from governments that are expected to be collected after one year		12,222
Billed trade accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable		210,471	233,698
Unbilled recoverable amounts under contracts in progress
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable		496,230	475,944
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable		$ 4,759	$ 11,363